As filed with the Securities and Exchange Commission on September 21, 2000

                                                       33 Act File No. 33-75116
                                                       40 Act File No. 811-8352

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ X ]
      Pre-Effective Amendment No.                                       [   ]
      Post-Effective Amendment No.          13                          [ X ]

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ X ]
      Amendment No.                         13
                        (Check appropriate box or boxes.)

                                   LKCM FUNDS
                           (Exact Name of Registrant)

                       c/o Luther King Capital Management
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (817) 332-3235

                              --------------------

                      c/o Firstar Mutual Fund Services, LLC
                   615 E. Michigan Street, Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

                         ------------------------------

It is proposed that this filing will become effective (check appropriate box)
         [   ]  immediately upon filing pursuant to paragraph (b)
         [ X ]  on September 29, 2000 pursuant to paragraph (b)
         [   ]  60 days after filing pursuant to paragraph (a)(1)
         [   ]  on (date) pursuant to paragraph (a)(1)
         [   ]  75 days after filing pursuant to paragraph (a)(2)
         [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

         [ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has adopted a master-feeder operating structure for it International Fund series. This Post-Effective Amendment includes signature pages for the TT International U.S.A Master Trust, the master trust, and the LKCM Funds, the feeder trust.

                                   LKCM FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                Cover Sheet

                Contents of Registration Statement

                Signature Pages


The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 12 to its Registration Statement until September 29, 2000.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the
Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 21st day of September, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).


                                            By: /s/J. Luther King, Jr.*
                                                ----------------------
                                                J. Luther King, Jr.
                                                President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

            Name                     Title                        Date
            ----                     -----                        ----

J. Luther King, Jr. *         Trustee, President and         September 21, 2000
-----------------------       Chief Executive Officer
J. Luther King, Jr.

H. Kirk Downey *                    Trustee                  September 21, 2000
-----------------------
H. Kirk Downey

Earle A. Shields, Jr. *             Trustee                  September 21, 2000
-----------------------
Earle A. Shields, Jr.

Jacqui Brownfield*            Vice President, Treasurer      September 21, 2000
-----------------------            and Secretary
Jacqui Brownfield



/s/Joseph C. Neuberger
-----------------------
*By Joseph C. Neuberger,
Attorney-in-fact

                                   SIGNATURES

     TT International U.S.A. Master Trust has duly caused this Registration Statement on Form N-1A of the LKCM Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in Boston, Massachusetts, on the 21st day of September, 2000.


                                  TT INTERNATIONAL U.S.A.
                                  MASTER TRUST
                                  on behalf of TT EAFE Portfolio

                                  By: /s/Jill Grossberg
                                  ---------------------------
                                  Jill Grossberg
                                  Assistant Secretary of TT International U.S.A. Master Trust

     This Registration Statement on Form N-1A of the LKCM Funds has been signed below by the following persons in the capacities indicated below on September 21, 2000.

        Signature                         Title


David J.S. Burnett*                  President (Principal Executive Officer) and
---------------------------          Trustee of TT International U.S.A. Master
David J.S. Burnett                   Trust


John A. Benning*                     Trustee of TT International U.S.A. Master
---------------------------          Trust
John A. Benning


Peter O. Brown*
---------------------------          Trustee of TT International U.S.A. Master
Peter O. Brown                       Trust


J. Luther King*`                     Trustee of TT International U.S.A. Master
---------------------------          Trust
J. Luther King


Robert W. Uek*                       Trustee of TT International U.S.A. Master
---------------------------          Trust
Robert W. Uek


*By:/s/Jill Grossberg
    -----------------------
    Jill Grossberg

Executed by Jill Grossberg on behalf of those indicated pursuant to Powers of Attorney.